Form N-23C-1
Report for Calendar month Ending July 31, 1999

--------------------------
Swiss Helvetia Fund, Inc.
--------------------------

-------------------------------------------------------------------------------------------------------------
                                                                  Approximate asset value
                                     Number of                    or approximate asset         Name of
Date of each   Identification of     shares           Price per   coverage per share at        Seller or of
transaction    each security         purchased        share       time of purchase             Sellers Broker
-------------------------------------------------------------------------------------------------------------
                Swiss Helvetia
                Fund-(Cusip-
    7/1/99      870875101)             4900            14.0548            16.89                   NYSE
    7/2/99          (same)             4900            14.0969            17.1                    NYSE
    7/6/99          (same)             5200            14.0697            17.13                   NYSE
    7/7/99          (same)             5200            14.0805            17.04                   NYSE
    7/8/99          (same)             5200            14.024             17.01                   NYSE
    7/9/99          (same)             5200            14.1322            16.95                   NYSE
    7/20/99         (same)             6000            14.0041            17.01                   NYSE
    7/21/99         (same)             1000            14.0625            17.23                   NYSE
   07/22/99         (same)             6000            14.0667            17.08                   NYSE
    7/23/99         (same)             6000            13.9375            16.8                    NYSE
    7/26/99         (same)             6600            13.6439            16.92                   NYSE
    7/27/99         (same)             6600            13.6439            17.13                   NYSE
    7/29/99         (same)             6600            13.928             17.06                   NYSE
    7/30/99         (same)             6600            13.875             17.37                   NYSE

Total                                  76000